SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Jan. 15, 2026 USD ($)	Dec. 31, 2025 USD ($)
Property, Plant, and Equipment [Line Items]
Equity interest acquired value	$ 1,000,000
Impairment, long-lived asset	0	$ 0
Listing expenses	1,087,814	666,021
Advertising costs	2,474,892	2,776,143
Shipping and fulfilment costs	$ 13,505,914	11,264,802
Number of reportable segments | Segment	3
Warranty expense	$ 3,096,219	4,004,614
Provision for reinstatement cost	120,564	77,277
Interest and penalties	0	$ 0
Unrecognized uncertain tax positions	$ 0			$ 0
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Product warranty obligation, term	12 months
Reinstatement lease term	5 months 1 day
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Product warranty obligation, term	10 years
Reinstatement lease term	4 years 9 months
Zeica Labs Pte Ltd [Member]
Property, Plant, and Equipment [Line Items]
Equity interest acquired percentage			10.00%
Equity interest acquired value			$ 1,000,000.0